Accrued Expenses	3 Months Ended
Mar. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses

Note 4. Accrued Expenses

Accrued expenses are comprised of the following:

	March 31, 2015	December 31, 2014

Commissions payable	$179,000	$179,000
Retirement plan contributions	101,000	80,000
Accrued severance	160,000	82,000
Accrued customer returns	648,000	360,000
Other accrued liabilities	331,241	274,112
Total	$1,419,241	$975,112